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RYDEX SERIES FUNDS
RYDEX DYNAMIC FUNDS
RYDEX VARIABLE TRUST

Supplement Dated November 14, 2019 to the currently effective Statements of Additional Information, as supplemented from time to time (each, an “SAI” and collectively, the “SAIs”), for each series (each, a “Fund” and collectively, the “Funds”) of Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust (each, a “Trust” and collectively, the “Trusts”)

This supplement provides updated information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAIs.

I.     ELECTION OF TRUSTEES

At a special meeting of shareholders held on October 24, 2019 (the “Special Meeting”), shareholders of each Fund entitled to vote at the Special Meeting elected the individuals listed below to serve on the Boards of Trustees (collectively, the “Board”) of the Trusts.

•	Randall C. Barnes

•	Angela Brock-Kyle

•	Donald A. Chubb, Jr.

•	Jerry B. Farley

•	Roman Friedrich III

•	Amy J. Lee

•	Thomas F. Lydon, Jr.

•	Ronald A. Nyberg

•	Sandra G. Sponem

•	Ronald E. Toupin, Jr.

Ms. Lee and Messrs. Barnes, Chubb, Farley, Friedrich, Nyberg and Toupin (collectively, the “New Trustees”), each of whom was not previously a Trustee of the Trusts (except for Ms. Lee who served as a Trustee of the Trusts from March 2018 through February 2019), commenced serving as Trustees of the Trusts effective as of the adjournment of a meeting of the Board held on November 11, 2019 (the “November Meeting”). Accordingly, effective immediately, the following biographical information for the New Trustees is added to the chart under the headings “Management of the Trust – Members of the Board and Officers of the Trust – Trustees.”

Trustees

Name, Address and Year of Birth of Trustee	Position(s) Held with Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee**
Interested Trustee
Amy J. Lee*** (1961)	Trustee from November 2019 to present.	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); President, certain other funds in the Fund Complex (2017- present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); and Senior Managing Director, Guggenheim Investments (2012-present). Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None
Independent Trustees
Randall C. Barnes (1951)	Trustee from November 2019 to present.	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Trustee, Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2003-2016).
Donald A. Chubb, Jr. (1946)	Trustee from November 2019 to present.	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	157	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee from November 2019 to present.	Current: President, Washburn University (1997-present).	157	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).

Name, Address and Year of Birth of Trustee	Position(s) Held with Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee**
Roman Friedrich III (1946)	Trustee from November 2019 to present.	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	157	Zincore Metals, Inc. (2009-January 2019).
Ronald A. Nyberg (1953)	Trustee from November 2019 to present.	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158
Current: PPM Funds (9) (2018-present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Income Fund (2003-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

Ronald E. Toupin, Jr. (1958)	Trustee from November 2019 to present.
Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).
			157
Current: Western Asset Inflation-Linked Income Fund (2003-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

*
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Funds’ investment adviser, Security Investors, LLC (the “Advisor”), and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of November 13, 2019.

**	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.

***	Ms. Lee is an “interested” person of the Trusts, as that term is defined in the Investment Company Act of 1940, as amended, by virtue of her affiliation with the parent company of the Advisor.

In addition, under the headings “Management of the Trust – Individual Trustee Qualifications,” the following information is added.

Randall C. Barnes—Mr. Barnes has served as a Trustee of the Trusts since November 2019 and as a trustee of other funds in the Fund complex since 2004. Through his service as a Trustee and a trustee of other funds in the Fund Complex, his service on other registered investment company boards, prior employment experience as President of Pizza Hut International and as Treasurer of PepsiCo, Inc. and his personal investment experience, Mr. Barnes is experienced in financial, accounting, regulatory and investment matters.

Donald A. Chubb, Jr. —Mr. Chubb has served as a Trustee of the Trusts since November 2019 and as a trustee of other funds in the Fund Complex since 1994. Through his service as a Trustee and a trustee of other funds in the Fund Complex, and his prior experience in the commercial brokerage and commercial real estate market and service as a director of Fidelity State Bank and Trust Company (Topeka, KS), Mr. Chubb is experienced in financial, regulatory and investment matters.

Dr. Jerry B. Farley—Mr. Farley has served as a Trustee of the Trusts since November 2019 and as a trustee of other funds in the Fund Complex since 2005. Dr. Farley currently serves as President of Washburn University and previously served in various executive positions for the University of Oklahoma and Oklahoma State University. He has also been a Certified Public Accountant since 1972 and, although he has not practiced public accounting, his business responsibilities at educational institutions have included all aspects of financial management and reporting. Through his service as a Trustee and a trustee of other funds in the Fund Complex, as well as his experience serving as Chairman of the Audit Committee of another board in the Fund Complex, for which he was determined an “audit committee financial expert,” as defined by the SEC, and his experience in the administration of the academic, business and fiscal operations of educational institutions, including currently serving as President of Washburn University, and service on other boards, Dr. Farley is experienced in accounting, financial, regulatory and investment matters.

Roman Friedrich III—Mr. Friedrich has served as a Trustee of the Trusts since November 2019 and as a trustee of other funds in the Fund Complex since 2003. Through his service as a Trustee and a trustee of other funds in the Fund Complex, his prior service on other public company boards, his experience as Founder and Managing Partner of Roman Friedrich & Company, a financial advisory firm, and his prior experience as a senior executive of various financial securities firms, Mr. Friedrich is experienced in financial, investment and regulatory matters.

Amy J. Lee—Ms. Lee has served as a Trustee of the Trusts since November 2019 and as a trustee of other funds in the Fund Complex since 2018. She previously served as a Trustee of the Trusts from March 2018 – February 2019. Through her service as Chief Legal Officer of the Trusts and certain other funds in the Fund Complex, her service as Senior Managing Director of Guggenheim Investments, as well as her prior experience as Associate General Counsel of Security Benefit Corporation, Ms. Lee is experienced in financial, legal, regulatory and governance matters.

Ronald A. Nyberg—Mr. Nyberg has served as a Trustee of the Trusts since November 2019 and as a trustee of other funds in the Fund Complex since 2003. Through his service as a Trustee and a trustee of other funds in the Fund Complex, as well as his experience serving as Chairman of the Nominating and Governance Committee of another board in the Fund Complex, his service on other registered investment company boards, his professional training and experience as an attorney and partner of a law firm, Momkus LLC, and his prior employment experience, including as an attorney and partner of a law firm, Nyberg & Cassioppi, LLC, and Executive Vice President and General Counsel of Van Kampen Investments, an asset management firm, Mr. Nyberg is experienced in financial, regulatory and governance matters.

Ronald E. Toupin, Jr.—Mr. Toupin has served as a Trustee of the Trusts since November 2019 and as a trustee of other funds in the Fund Complex since 2003. Mr. Toupin currently serves on the Governing Council of the Independent Directors Council (IDC) of the Investment Company Institute (ICI) and on the Board of Governors of the ICI. Through his service as a Trustee and a trustee of other funds in the Fund Complex, his service on other registered investment company boards, and his professional training and prior employment experience, including Vice President and Portfolio Manager for Nuveen Asset Management, an asset management firm, Mr. Toupin is experienced in financial, regulatory and investment matters.

The Board will determine board and committee positions and related matters at a future meeting.

II.    RETIREMENT OF TRUSTEES

At the November Meeting, Messrs. Corey Colehour and J. Kenneth Dalton retired as Trustees of the Trusts, effective as of the adjournment of the November Meeting. Accordingly, effective immediately, all references to Messrs. Colehour and Dalton as active Trustees of the Trusts are deleted in their entirety.

III.    ELECTION OF OFFICERS

At the November Meeting, the following individuals were elected to serve as officers of the Trusts, in the capacity(ies) noted, effective immediately.

Brian E. Binder	President and Chief Executive Officer
Amy Lee	Vice President and Chief Legal Officer
Bryan Stone	Vice President
William Rehder	Assistant Vice President
John Sullivan	Chief Financial Officer, Chief Accounting Officer and Treasurer
Mark E. Mathiasen	Secretary
Michael P. Megaris	Assistant Secretary
Elisabeth Miller	Chief Compliance Officer
Margaux M. Misantone	Anti-Money Laundering Officer
James M. Howley	Assistant Treasurer
Kimberly Scott	Assistant Treasurer
Adam Nelson	Assistant Treasurer
Glenn McWhinnie	Assistant Treasurer
Jon Szafran	Assistant Treasurer

With the exception of Ms. Lee and Messrs. Binder and Stone, each elected officer previously served as an officer of the Trust in the capacity noted.

Please retain this supplement for future reference.

SUP-SAI-RDX-1119